Business Segments - Hotel Properties by Segment (Details)	12 Months Ended
Dec. 31, 2016 Room Hotel
Segment Reporting Information [Line Items]
Number of operating business segments	2
Management and franchise [member]
Segment Reporting Information [Line Items]
Number of managed hotels	559
Number of franchised hotels	4,175
Number of managed and franchised hotels	4,734
Number of managed and franchised rooms | Room	738,724
Ownership [member]
Segment Reporting Information [Line Items]
Number of owned and leased hotels	74
Number of owned and leased hotel rooms | Room	22,291
Number of wholly owned and leased hotels	65
Number of non-wholly owned hotels	1
Number of hotels of consolidated VIEs	2
Number of hotels owned or leased by unconsolidated joint ventures	6
Discontinued operations, disposed of by means other than sale, spinoff [member]
Segment Reporting Information [Line Items]
Number of owned and leased hotels	58
Number of hotels owned or leased by unconsolidated joint ventures	9